Notes Receivable (Details) - USD ($)				12 Months Ended
	Sep. 19, 2025	Apr. 12, 2025	Nov. 22, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes Receivable [Line Items]
Debt maturity term				90 days
Assesses consideration fair value				$ 153,000,000
Principal repayment				4,000,000
Accrued interest income recognized				1,363,050
Outstanding amount		$ 51,988,242
Principal amount		50,000,000
Interest amount	$ 7,495,960
Accrued interest				3,978,352	$ 4,603,544
Allowance for credit losses				23,887,304	90,236,242
Notes receivable, carrying amount				9,409,560	62,226,244
Third party [Member]
Notes Receivable [Line Items]
Interest amount		1,988,242
Notes Receivable [Member]
Notes Receivable [Line Items]
Notes receivable				93,858,942	$ 147,858,942
Allowance for credit losses				$ 88,427,734
Notes Receivable [Member] | Third party [Member] | Third party [Member]
Notes Receivable [Line Items]
Outstanding amount		$ 5,000,000
Alpha Mind [Member]
Notes Receivable [Line Items]
Aggregate purchase price			$ 180,000,000
Equity ownership percentage				85.00%
Notes receivable				$ 153,000,000